Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Effect of Dilutive Shares

The effect of the dilutive shares for the years 2014, 2013 and 2012 is illustrated in the following table.

	2014	2013	2012

Basic weighted average shares outstanding	4,870,114	4,868,263	4,857,798
Dilutive effect of stock options	635	1,504	8,067

Dilutive weighted average shares outstanding	4,870,749	4,869,767	4,865,865

Net income	$7,449,759	$7,149,860	$6,783,999

Net income per share-basic	$1.53	$1.47	$1.40
Net income per share-diluted	$1.53	$1.47	$1.39